Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000025256
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class A
Trading Symbol	GSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025258
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class C
Trading Symbol	GSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$74	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%	[2]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025254
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[3]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025255
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Service Class
Trading Symbol	GSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[4]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Investor Class
Trading Symbol	GUIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[5]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class R6
Trading Symbol	GYISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[6]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202029
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class P
Trading Symbol	GAJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[7]
AssetsNet	$ 11,254,364,541
Holdings Count | Holding	4,641
Advisory Fees Paid, Amount	$ 19,007,815
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025272
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class A
Trading Symbol	GHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[8]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025274
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class C
Trading Symbol	GHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[9]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025270
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	GHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[10]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	GYIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[11]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195492
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	GHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[12]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202030
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class P
Trading Symbol	GGLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[13]
AssetsNet	$ 12,801,345,251
Holdings Count | Holding	3,452
Advisory Fees Paid, Amount	$ 29,048,117
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000210248
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income Completion Fund
Class Name	Separate Account Institutional
Trading Symbol	GSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	-%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[14]
AssetsNet	$ 289,765,611
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$289,765,611 # of Portfolio Holdings as of Period End1,163 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$0
Holdings [Text Block]

Sector Allocation (%)

Special Assessment	22.6%
Hospital	10.8%
Sales Tax	6.9%
Airport	6.1%
Corporate	5.1%
LT Health	4.5%
University	4.2%
Water/Sewer	3.5%
Charter School	3.5%
State GO	3.2%
Toll	3.2%
School District GO	3.2%
State Appropriation	2.5%
Project Finance	2.3%
Other	19.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025192
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class A
Trading Symbol	GSDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[15]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class C
Trading Symbol	GSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[16]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025190
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	GSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[17]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025191
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Service Class
Trading Symbol	GSFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[18]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Investor Class
Trading Symbol	GDIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[19]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class R6
Trading Symbol	GDUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[20]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202028
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class P
Trading Symbol	GANPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[21]
AssetsNet	$ 5,031,763,499
Holdings Count | Holding	1,652
Advisory Fees Paid, Amount	$ 8,499,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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